Short-Term Bank Loans (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Short-Term Bank Loans [Abstract]
Secured bank borrowings	$ 1,586,918	$ 1,606,930
Carrying amount repayable within 1 year	$ 1,586,918